Operating Lease - Summary Of Right-of-use Assets And Lease Liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Assets and Liabilities, Lessee [Abstract]
Right-of-use assets	$ 1,766,194	$ 1,653,733
Lease liabilities-current	(592,989)	(303,851)
Lease liabilities-non-current	(1,175,413)	(1,274,314)
Total lease liabilities	$ (1,768,402)	$ (1,578,165)
Weighted-average remaining lease term	6 years 5 months 26 days	9 years 5 months 8 days
Weighted-average discount rate	3.33%	3.92%